Variable Interest Entities	12 Months Ended
Dec. 31, 2019
Variable Interest Entities [Abstract]
Variable interest entities

Note 3 - Variable interest entities

On December 5, 2018, United World WFOE entered into the Contractual Arrangements with United Culture. The significant terms of the Contractual Arrangements are summarized in "Note 1 -Nature of business and organization". As a result of the Contractual Arrangements, the Company classifies United Culture as a VIE.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. United World WFOE is deemed to have a controlling financial interest and be the primary beneficiary of United Culture, the PRC operating company, because it has both of the following characteristics:

(1)	The power to direct activities at VIE that most significantly impact such entity's economic performance, and

(2)	The obligation to absorb losses of, and the right to receive benefits from, the operating company that could potentially be significant to such entity.

The Company concludes it maintains the power criterion since United World BVI directs the activities that impact the underlying economics of the VIE. One example of such an activity is that United World BVI's officers, which is composed of senior employees across United World BVI's departments, is responsible for monitoring performance and allocating resources and capital to VIE. Further, since United World BVI maintains a priority earnings position in the VIE and has the ability and obligation to absorb the losses of the VIE, United World BVI also meets the losses/benefits criterion.

The Contractual Arrangements are designed so that the VIE operates for the benefit of United World WFOE and ultimately, United World BVI. Accordingly, the accounts of VIE are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company's financial statements.

The Contractual Arrangements may not be as effective in providing the United World BVI with control over the VIE as direct ownership. Due to its VIE structure, United World BVI has to rely on contractual rights to effect control and management of the VIE, which exposes it to the risk of potential breach of contract by the shareholders of the VIE for a number of reasons. For example, their interests as shareholders of the VIE and the interests of United World BVI may conflict and United World BVI may fail to resolve such conflicts; the shareholders may believe that breaching the contracts will lead to greater economic benefit for them; or the shareholders may otherwise act in bad faith. If any of the foregoing were to happen, United World BVI may have to rely on legal or arbitral proceedings to enforce its contractual rights, including specific performance or injunctive relief, and claiming damages. Such arbitral and legal proceedings may cost substantial financial and other resources, and result in a disruption of its business, and United World BVI cannot assure that the outcome will be in its favor. Apart from the above risks, there are no significant judgments or assumptions regarding enforceability of the contracts.

In addition, as all of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through either arbitration or litigation in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States of America. As a result, uncertainties in the PRC legal system could further limit United World BVI's ability to enforce these contractual arrangements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event United World BVI is unable to enforce these contractual arrangements, it may not be able to exert effective control over the VIE, and its ability to conduct its business may be materially and adversely affected.

The assets of the VIE can be used only to settle obligations of the VIE. Liabilities recognized as a result of consolidating the VIE do not represent additional claims on United World BVI's general assets; rather, they represent claims against the specific assets of the VIE.

The carrying amount of the VIE's assets and liabilities are as follows for the periods indicated:

	December 31, 2019	December 31, 2018
Total assets	$2,997,148	$4,568,913
Total liabilities	$92,243	$634,419

The operating results of the VIE are as follows for the years indicated:

	2019	2018	2017
Revenue	$919,172	$1,085,454	$404,958
Net profit (loss)	$(2,111,710)	$160,216	$(123,693)